NET FINANCIAL EXPENSES	12 Months Ended
Dec. 31, 2022
Net financial (expenses)/income [Abstract]
NET FINANCIAL EXPENSES
9. NET FINANCIAL EXPENSES

The following table sets out details of financial income and expenses, including the amounts reported in the consolidated income statement within the net financial expenses line item, as well as interest income from financial services activities, recognized under net revenues, and interest expenses and other financial charges from financial services activities, recognized under cost of sales.

	For the years ended December 31,
	2022	2021	2020
Financial income:	(€ thousand)
Interest income from bank deposits	2,414	399	610
Other interest income and financial income	2,166	4,741	517
Interest income and other financial income	4,580	5,140	1,127
Finance income from financial services activities	69,389	55,043	65,878
Total financial income	73,969	60,183	67,005

Total financial income relating to:
Industrial activities (A)	4,580	5,140	1,127
Financial services activities (reported in net revenues)	69,389	55,043	65,878

Financial expenses:
Capitalized borrowing costs	1,914	1,874	2,591
Other interest and financial expenses	(2,778)	(3,315)	(3,258)
Interest expenses and other financial expenses	(864)	(1,441)	(667)
Interest expenses from banks and other financial institutions	(25,503)	(11,310)	(14,330)
Interest and other finance costs on bonds and notes	(23,679)	(22,947)	(20,116)
Write-downs of financial receivables	(594)	(1,467)	(9,502)
Other financial expenses	(2,008)	(5,991)	(14,580)
Total financial expenses	(52,648)	(43,156)	(59,195)
Net expenses from derivative financial instruments and foreign currency exchange rate differences	(28,693)	(11,880)	(27,652)
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	(81,341)	(55,036)	(86,847)

Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:
Industrial activities (B)	(54,196)	(38,397)	(50,219)
Financial services activities (reported in cost of sales)	(27,145)	(16,639)	(36,628)

Net financial expenses relating to industrial activities (A+B)	(49,616)	(33,257)	(49,092)